Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Loan amount	$ 200,000
Mr. Sakharov shareholder and executive managerr [Member]
Related Party Transactions (Details) [Line Items]
Expenses related to research and development cost	12,800		$ 27,390
Medical devices for resale and distribution	167,659	$ 47,042
Affiliate of Boris Goldstein
Related Party Transactions (Details) [Line Items]
Loan amount			50,000
Due to related parties	50,000		50,000
Affiliate of Nickolay Kukekov
Related Party Transactions (Details) [Line Items]
Loan amount			217,000
Due to related parties	217,000		217,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Loan amount			5,530	$ 50,000
Due to related parties	55,530		$ 55,530
Board of Directors Chairman [Member] | Warehouse Space [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, rent payments	$ 0	$ 4,900